Income Taxes - Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Current:
Federal														$ (11)
State and local												1	6	5
Foreign												935	530	(116)
Provision for income taxes, current												936	536	(122)
Deferred-
Federal													607
Foreign												78	(61)	(259)
Total provision for income taxes	$ 111	$ 608	$ 85	$ 206	$ 115	$ 1,157	$ (261)	$ 87	$ 99	$ 343	$ 406	$ 1,014	$ 1,082	$ (381)